EQUITY (Details) - USD ($)	1 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Treasury units purchased				$ 1,600,000	$ 14,000,000.0
Common Units
Equity, Class of Treasury Stock [Line Items]
Treasury units purchased	$ 25,000,000.0
Authorized amount of share repurchase program					$ 50,000,000	$ 50,000,000
Sale of stock, maximum gross offerings		$ 150,000,000
Sale of stock, number of shares issued						617,969
Sale of stock, price per share (in usd per share)					$ 23.15	$ 23.15
Consideration received on sale of stock						$ 14,200,000
Common Units | Common Units
Equity, Class of Treasury Stock [Line Items]
Repurchase period (in years)	2 years
Repurchase of units (in shares)				153,728	930,866
General Partner
Equity, Class of Treasury Stock [Line Items]
Sale of stock, number of shares issued						12,548
Sale of stock, price per share (in usd per share)					$ 23.15	$ 23.15
Consideration received on sale of stock						$ 300,000
Public Ownership
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners			69.20%	69.40%
General Partners
Equity, Class of Treasury Stock [Line Items]
General Partner ownership interest			2.00%